Stockholders' Equity (Details Narrative) - USD ($)								3 Months Ended			12 Months Ended
	Oct. 10, 2019	Oct. 10, 2019	May 23, 2019	Jul. 30, 2018	Apr. 04, 2018	Mar. 09, 2018	Mar. 07, 2018	Apr. 03, 2021	Mar. 28, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Stock compensation cost									$ 21,000		$ 80,000	$ 87,000	$ 84,000
Options exercises in weighted average exercise per price
Number of shares issued						15,810
Warrants to purchase common stock						15,810
Gross proceeds from common stock			$ 1,700,000	$ 9,000,000		$ 2,000,000
Net proceeds from common stock		$ 2,400,000	$ 1,400,000	$ 7,980,000		$ 1,700,000						$ 3,801,000	$ 9,680,000
Exercise price of warrants						$ 114
Warrants exercise									$ 1,388,000		$ 2,479,000	$ 99,000
Stock Options [Member]
Basic net loss per common share								$ 0	$ 20,000
Diluted net loss per common share								$ 0.00	0.01
Stock compensation cost
Compensation cost related to nonvested awards not yet recognized								$ 0
Option contractual term								7 years 2 months 12 days
Exercisable contractual term								7 years 2 months 12 days
Options exercises in weighted average exercise price value								$ 1,700,000
Restricted Stock Awards [Member]
Basic net loss per common share								$ 0	1,000
Diluted net loss per common share								$ 0.00	$ 0.00
Stock compensation cost
Minimum [Member] | Stock Options [Member]
Options exercises in weighted average exercise per price								$ 19.20
Maximum [Member] | Stock Options [Member]
Options exercises in weighted average exercise per price								$ 26,280
Common Stock [Member]
Number of shares issued	1,183,400		170,000	257,142	3,872	11,900						963,400	150,900
Warrants to purchase common stock	1,183,400	1,183,400		257,142
Gross proceeds from common stock	$ 3,000,000
Warrants, exercisable period	5 years			5 years
Issuance price per share	$ 0.25	$ 0.25	$ 10.00	$ 35
Net proceeds from common stock	$ 2,400,000
Common Stock [Member] | Public Offering [Member]
Number of shares issued			170,000
Gross proceeds from common stock			$ 1,700,000
Issuance price per share			$ 10.00
Net proceeds from common stock			$ 1,400,000
Warrant [Member]
Warrants to purchase common stock	82,838	82,838
Gross proceeds from common stock							$ 2,000,000
Warrants, exercisable period							5 years
Issuance price per share				$ 35
Net proceeds from common stock							$ 1,700,000
Exercise price of warrants	$ 3.125	$ 3.125					$ 114
Warrants maturity date	Oct. 08, 2024	Oct. 08, 2024
Number of warrants exercised									555,171	39,528	978,594
Warrants exercise									$ 1,400,000	$ 99,000	$ 2,500,000
Placement Agent Warrant [Member]
Warrants to purchase common stock			11,900											15,428
Exercise price of warrants			$ 12.50											$ 43.75
Warrants maturity date			May 23, 2024											Jul. 25, 2023